PowerShares S&P Emerging Markets Low Volatility Portfolio (Prospectus Summary) | PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
Investment Objective
The PowerShares S&P Emerging Markets Low Volatility Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI Emerging Markets Low Volatility Index (the

"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares S&P Emerging Markets Low Volatility Portfolio
Management Fees	[1]	0.45%
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.45%
Fee Waiver		0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.29%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.29% of the Fund's average daily net assets per year until at least April 20, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest

$10,000 in the Fund for the time periods indicated and then sell all of your

Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total

Annual Fund Operating Expenses After Fee Waiver in the first year and the Total

Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PowerShares S&P Emerging Markets Low Volatility Portfolio	30	128

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities of companies that comprise the Underlying Index. Standard & Poor's (the "Index

Provider") compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 200 of the least volatile stocks of the

S&P Emerging BMI Plus LargeMid Cap Index. Strictly in accordance with its existing guidelines and mandated procedures, the Index Provider determines which are the least volatile securities over the past 12 months of companies in the

S&P Emerging BMI Plus LargeMid Cap Index for inclusion in the Underlying Index.

As of December 30, 2011, the S&P Emerging BMI Plus LargeMid Cap Index includes all publicly listed equity securities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt,

Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru,

Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock's price) over time. The

Fund does not purchase all of the securities in the Underlying Index. Instead,

the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.

In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline,

more or less, in correlation with any decline in value of the securities in the

Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the

Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'

securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly,

from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions. Additionally, other factors affecting the capital markets may disproportionately affect medium capitalization capital markets companies,

including changes in governmental regulations and fluctuations in interest rates.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the

Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index.

As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the

Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.

Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.

As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the

Fund. The Fund may not achieve its investment objective.

Performance
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.